Key sources of judgements and estimation uncertainty	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Key sources of judgements and estimation uncertainty

4 Key sources of judgements and estimation uncertainty

In preparing these unaudited interim condensed consolidated financial statements, the Group’s key sources of judgements and estimation uncertainty are the same as those applied to the audited consolidated financial statements as at and for the year ended March 31, 2025.